UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

Item 1. Schedule of Investments.

DESCRIPTION	PAR	FAIR VALUE¶
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 27.5%
Basic Industry — 4.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 ■	$200,000	$206,000
Alpha Natural Resources, 6.00%, 6/1/19	200,000	178,000
Arch Coal, Inc., 9.88%, 6/15/19 ■	150,000	151,125
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	164,906
Hexion US Finance, 6.63%, 4/15/20	250,000	249,375
INEOS Finance PLC, 7.50%, 5/1/20 ■	230,000	237,475
INEOS Group Holdings SA, 8.50%, 2/15/16 ■	150,000	147,000
Longview Fibre Paper & Packaging, 8.00%, 6/1/16 ■	200,000	209,500
Resolute Forest Products, 10.25%, 10/15/18	257,000	293,622
Reynolds Group Issuer LLC,
8.50%, 5/15/18	200,000	203,500
5.75%, 10/15/20 ■	200,000	204,500
Sappi Papier Holding GmbH, 8.38%, 6/15/19 ■	200,000	212,000
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	181,000
Taminco Global Chemical, 9.75%, 3/31/20 ■	150,000	162,000
Taseko Mines, 7.75%, 4/15/19	325,000	308,750
Tembec Industries, 11.25%, 12/15/18	200,000	210,500
USG, 9.75%, 1/15/18	150,000	167,250
Verso Paper Holdings LLC, 8.75%, 2/1/19	250,000	75,000

		3,561,503

Capital Goods — 3.9%
Clean Harbors, 5.25%, 8/1/20	275,000	282,562
Commercial Vehicle Group, 7.88%, 4/15/19	250,000	243,750
Continental Rubber of America, 4.50%, 9/15/19 ■	250,000	252,500
Fosun International, 7.50%, 5/12/16 ■	250,000	256,875
H&E Equipment Services, 7.00%, 9/1/22 ■	200,000	211,000
Huntington Ingalls Industries, 7.13%, 3/15/21	175,000	189,219
JB Poindexter & Co., 9.00%, 4/1/22 ■	200,000	205,000
Manitowoc, 8.50%, 11/1/20	200,000	224,000
Navistar International, 8.25%, 11/1/21	169,000	161,395
Nortek, 8.50%, 4/15/21	200,000	217,500
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 ■	200,000	182,500
Rough Rider Escrow, 9.88%, 4/15/18 ■	150,000	151,500
Terex, 6.50%, 4/1/20	150,000	157,500
United Rentals North America, 8.38%, 9/15/20	400,000	441,500

		3,176,801

Communications — 3.3%
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	262,500
Digicel, 7.00%, 2/15/20 ■	200,000	211,500
DISH DBS, 5.88%, 7/15/22	200,000	214,250
Frontier Communications,
8.50%, 4/15/20	250,000	285,625
7.13%, 1/15/23	250,000	264,375
Integra Telecom Holdings, 10.75%, 4/15/16 ■	175,000	180,250
Intelsat Jackson Holdings, 7.25%, 4/1/19	170,000	181,475
Nara Cable Funding Ltd., 8.88%, 12/1/18 ■	200,000	191,000
Sprint Nextel, 7.00%, 8/15/20	200,000	215,500
UPCB Finance III, 6.63%, 7/1/20 ■	200,000	214,500
Windstream, 7.88%, 11/1/17	200,000	221,500

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE¶
Zayo Group LLC, 10.13%, 7/1/20	$200,000	$224,000

		2,666,475

Consumer Cyclical — 4.6%
Chrysler Group LLC, 8.00%, 6/15/19	200,000	218,250
Dana Holding, 6.50%, 2/15/19	300,000	317,625
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/19 ■	250,000	260,000
Ford Motor, 7.45%, 7/16/31	100,000	125,500
Hertz, 7.38%, 1/15/21	200,000	217,500
Interline Brands, 10.00%, 11/15/18 ■	100,000	107,875
JC Penney, 5.65%, 6/1/20	150,000	126,000
Jones Group, 6.88%, 3/15/19	200,000	205,500
Mattamy Group, 6.50%, 11/15/20 ■	250,000	250,000
MGM Resorts International, 8.63%, 2/1/19 ■	150,000	164,250
Rite Aid,
7.50%, 3/1/17	509,000	520,452
9.25%, 3/15/20	150,000	153,000
RR Donnelley & Sons, 8.25%, 3/15/19	200,000	201,000
Sealy Mattress, 10.88%, 4/15/16 ■	50,000	54,375
Taylor Morrison Communities, 7.75%, 4/15/20 ■	200,000	210,000
William Lyon Homes, 8.50%, 11/15/20 ■	200,000	203,000
Wok Acquisition, 10.25%, 6/30/20 ■	100,000	105,250
Wynn Las Vegas LLC, 7.88%, 11/1/17	230,000	250,125

		3,689,702

Consumer Non Cyclical — 2.1%
Amsurg, 5.63%, 11/30/20 ■	250,000	252,500
Biomet, 6.50%, 8/1/20 ■	250,000	261,250
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	151,500
HCA Holdings, 7.75%, 5/15/21	150,000	162,750
Healthsouth, 7.25%, 10/1/18	225,000	243,563
JBS USA LLC, 7.25%, 6/1/21 ■	200,000	196,500
Kindred Healthcare, 8.25%, 6/1/19	150,000	145,500
Kinetic Concepts, 12.50%, 11/1/19 ■	125,000	117,500
STHI Holding, 8.00%, 3/15/18 ■	150,000	163,125

		1,694,188

Electric — 1.0%
Covanta Holding, 6.38%, 10/1/22	135,000	146,395
Energy Future Holdings, 10.88%, 11/1/17	100,000	88,500
GenOn Energy, 9.88%, 10/15/20	150,000	169,875
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	220,500
NRG Energy, 7.88%, 5/15/21	125,000	138,125

		763,395

Energy — 5.6%
Alta Mesa Holdings LP, 9.63%, 10/15/18	150,000	152,250
Bill Barrett, 7.00%, 10/15/22	265,000	265,331
Calumet Specialty Products Partners LP, 9.38%, 5/1/19	175,000	188,563
Chesapeake Energy,
9.50%, 2/15/15	200,000	224,500
6.88%, 11/15/20	200,000	211,000
Concho Resources, 5.50%, 10/1/22	250,000	258,125
EP Energy LLC,
6.88%, 5/1/19	175,000	189,437
7.75%, 9/1/22	250,000	259,375
Forbes Energy Services, 9.00%, 6/15/19	125,000	112,813
Halcon Resources, 9.75%, 7/15/20 ■	175,000	185,500

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Holly Energy Partners LP, 6.50%, 3/1/20 ■	$250,000	$262,500
Kodiak Oil & Gas, 8.13%, 12/1/19	175,000	190,750
Linn Energy LLC, 6.25%, 11/1/19 ■	200,000	200,750
MarkWest Energy Partners LP, 5.50%, 2/15/23	250,000	263,125
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 ■	200,000	174,000
OSX 3 Leasing BV, 9.25%, 3/20/15 ■	200,000	207,340
PBF Holding LLC, 8.25%, 2/15/20 ■	175,000	183,750
PetroBakken Energy, 8.63%, 2/1/20 ■	200,000	200,000
Samson Investment, 9.75%, 2/15/20 ■	100,000	105,750
SM Energy, 6.63%, 2/15/19	250,000	264,375
Suburban Propane Partners LP, 7.50%, 10/1/18 ■	185,000	197,950
United Refining, 10.50%, 2/28/18	100,000	109,500
Vanguard Natural Resources LLC, 7.88%, 4/1/20	150,000	153,375

		4,560,059

Finance — 0.6%
Community Choice Financial, 10.75%, 5/1/19	175,000	169,750
E*TRADE Financial, 6.75%, 6/1/16	200,000	210,000
Springleaf Finance, Series MTN, 6.90%, 12/15/17	150,000	133,125

		512,875

Natural Gas — 1.2%
AmeriGas Finance LLC, 6.75%, 5/20/20	150,000	163,500
Atlas Pipeline Partners LP, 6.63%, 10/1/20 ■	250,000	260,000
NGPL PipeCo LLC, 7.12%, 12/15/17 ■	115,000	124,200
Sabine Pass LNG, 7.50%, 11/30/16	250,000	270,000
Southern Union, 3.33%, 11/1/66 r	200,000	171,500

		989,200

Sovereigns — 0.2%
Republic of Uruguay, 8.00%, 11/18/22	122,639	178,746
Technology ■ — 0.6%
First Data,
6.75%, 11/1/20	250,000	251,875
8.75%, 1/15/22	85,000	86,275
Goodman Networks, 12.38%, 7/1/18	150,000	164,625

		502,775

Total High Yield Corporate Bonds (Cost: $21,745,845)		22,295,719

U.S. Government Agency Mortgage-Backed Securities — 36.2%
Adjustable Rate r — 0.4%
Federal Home Loan Mortgage Corporation, 2.12%, 9/1/18, #605911	46	47
Federal National Mortgage Association,
3.06%, 7/1/27, #070179	719	777
2.25%, 10/1/32, #725110 a	172,280	183,704
Government National Mortgage Association, 1.63%, 12/20/22, #008096 a	137,710	142,567

		327,095

Fixed Rate — 35.8%
Federal Home Loan Mortgage Corporation Gold, a
6.50%, 11/1/28, #C00676	84,786	99,999
5.50%, 10/1/33, #A15120	339,549	380,333
Federal National Mortgage Association,

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
6.00%, 12/1/13, #190179 a	$26,833	$27,711
7.00%, 7/1/17, #254414 a	79,065	85,799
5.00%, 11/1/18, #750989 a	137,174	151,258
5.00%, 2/1/19, #767182 a	236,731	257,560
5.00%, 2/1/21, #745279 a	199,177	216,701
5.50%, 4/1/21, #840466 a	132,979	144,306
6.00%, 5/1/29, #323702 a	139,943	156,942
7.00%, 9/1/31, #596680 a	79,756	88,353
6.50%, 6/1/32, #596712 a	116,305	127,858
5.50%, 6/1/33, #709700 a	107,766	118,499
5.50%, 11/1/33, #555967 a	444,453	488,720
6.00%, 11/1/33, #743642 a	154,039	172,702
5.50%, 12/1/33, #756202 a	244,435	268,781
6.00%, 1/1/34, #763687 a	322,133	359,885
5.50%, 2/1/34, #766070 a	391,259	444,900
6.00%, 3/1/34, #745324 a	281,203	315,361
6.50%, 6/1/34, #735273a	351,731	400,200
6.00%, 1/1/35, #810225 a	323,191	360,733
5.50%, 3/1/35, #815979 a	431,343	471,608
5.00%, 7/1/35, #828346 a	356,975	387,860
5.50%, 3/1/36, #878059 a	242,195	263,592
6.00%, 6/1/36, #882685 a	711,244	788,528
5.50%, 4/1/37, #888284 a	567,129	617,234
5.00%, 6/1/37, #944244 a	643,353	697,407
5.50%, 6/1/38, #995018 a	575,694	626,555
3.00%, 12/1/42 «	5,535,000	5,823,858
3.50%, 12/1/42 «	5,290,000	5,647,901
4.00%, 12/1/42 «	4,605,000	4,933,826
4.50%, 12/1/42 «	2,975,000	3,206,027
Government National Mortgage Association, a
5.50%, 8/15/33, #604567	536,291	608,171
6.00%, 7/15/34, #631574	285,716	325,529

		29,064,697

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $28,451,027)		29,391,792

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 19.8%
Adjustable Rate r — 4.5%
Goldman Sachs Mortgage Loan Trust,
4.65%, 10/25/33, Series 2003-10, Class 1A1	212,896	213,642
3.21%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,251,142	283,291
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 5.46%, 4/25/36 ¥	1,440,404	295,579
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.10%, 7/25/36	1,175,826	1,033,448
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.33%, 11/25/33	664,060	615,965
Washington Mutual Mortgage Pass-Through Certificates,
2.51%, 2/25/37, Series 2007-HY1, Class 1A1	449,861	324,175
2.69%, 2/25/37, Series 2007-HY1, Class 4A1	590,258	464,724
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.67%, 6/25/33 ¥	293,186	174,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.64%, 10/25/36	306,743	254,802

		3,659,642

Fixed Rate — 15.3%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	505,400	187,628
Citigroup Mortgage Loan Trust, Series 2010-10, Class 7A1, 4.78%, 12/25/32 ■	395,369	393,068

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Countrywide Alternative Loan Trust,
6.50%, 3/25/34, Series 2004-J2, Class 2A1	$332,709	$344,735
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	46,768	46,555
5.50%, 2/25/36, Series 2005-86CB, Class A10	486,898	384,330
Credit Suisse First Boston Mortgage Securities Corporation,
6.20%, 4/25/33, Series 2003-8, Class DB1	966,895	909,716
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	485,264
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	749,459	169,506
Goldman Sachs Mortgage Loan Trust, Series 2005-4F, Class B1, 5.78%, 5/25/35 ¥	2,209,578	1,245,024
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	182,334	191,895
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ■	647,794	647,892
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ■	643,098	667,366
5.46%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,297,120	154,490
6.71%, 3/25/43, Series 2003-1, Class B2 ¥	1,281,200	180,785
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	474,741	443,248
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	650,722	552,131
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.67%, 7/25/47	177,981	186,636
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	633,245	661,577
7.00%, 6/25/34, Series 2004-5, Class 6A1	853,694	901,664
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ■	655,561	682,567
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ■	455,969	442,290
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥♦	854,356	388,194
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.34%, 4/25/31 ¥	604,803	350,179
Residential Funding Mortgage Securities I Trust, Series 2007-S9, Class 1A1, 6.00%, 10/25/37	707,995	603,770
Springleaf Mortgage Loan Trust, Series 2012-3A, Class M4, 5.30%, 12/25/59 ■ ¥	750,000	751,875
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.50%, 8/25/38	112,568	120,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, ¥
4.72%, 7/25/19, Class B2	233,507	204,138
4.72%, 7/25/19, Class B3	175,209	145,074
		12,442,460

Total Collateralized Mortgage Obligation—Private Mortgage-Backed Securities (Cost: $20,578,541)		16,102,102

Collateralized Mortgage Obligation—U.S. Agency Mortgage-Backed Securities — 1.1%
Fixed Rate — 1.1%
Federal National Mortgage Association,
6.95%, 2/25/42, Series 2002-W1, Class 2A	208,219	244,166
5.75%, 12/25/42, Series 2003-W1, Class B1 ¥	982,699	271,953
5.93%, 7/25/44, Series 2004-W14, Class B2 ¥	855,437	348,742

Total Collateralized Mortgage Obligation—U.S. Agency Mortgage-Backed Securities (Cost: $1,100,895)		864,861

Commercial Mortgage-Backed Securities — 20.9%
Other — 20.9%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	493,581
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r	500,000	541,119
Bear Stearns Commercial Mortgage Securities, r
5.89%, 9/11/38, Series 2006-PW12, Class A4	500,000	574,146
5.58%, 9/11/41, Series 2006-PW13, Class AM	500,000	557,836
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	498,386	591,147
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/5/27 ■	1,000,000	1,002,694
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	1,026,476

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
5.74%, 12/10/49, Series 2007-GG11, Class A4	$710,000	$837,226
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.98%, 8/10/45 r	500,000	573,537
JP Morgan Chase Commercial Mortgage Securities Corporation,
5.43%, 7/15/46, Series 2011-C4, Class C ■ r	750,000	825,083
5.44%, 6/12/47, Series 2007-CB18, Class A4	600,000	692,851
5.79%, 2/12/51, Series 2007-CB20, Class A4 r	600,000	716,588
LB-UBS Commercial Mortgage Trust,
6.33%, 4/15/41, Series 2008-C1, Class A2 r	752,000	919,909
6.33%, 4/15/41, Series 2008-C1, Class AM r	210,000	239,703
5.87%, 9/15/45, Series 2007-C7, Class A3	600,000	719,803
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,142,649
Morgan Stanley Capital I, r
6.45%, 1/11/43, Series 2008-T29, Class A4	1,125,000	1,387,676
5.45%, 2/12/44, Series 2007-HQ11, Class A4	600,000	696,955
5.42%, 9/15/47, Series 2011-C1, Class C ■	250,000	278,251
Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4B, 5.98%, 8/12/45 ■ r	1,000,000	1,102,793
RREF LLC, Series 2012-LT1A, Class A, 4.75%, 2/15/25 ■	47,871	47,824
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ■	452,790	482,924
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	371,196	379,183
WF-RBS Commercial Mortgage Trust, ■
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	279,427
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	838,081

Total Commercial Mortgage-Backed Securities (Cost: $13,547,248)		16,947,462

Asset-Backed Securities — 18.0%
Home Equity — 8.4%
AH Mortgage Advance Trust, ■
5.92%, 5/10/43, Series SART-1, Class B1	1,000,000	1,001,250
7.04%, 3/13/44, Series SART-3, Class 1D	1,487,000	1,509,305
Bayview Financial Acquisition Trust,
6.07%, 2/25/33, Series 2003-AA, Class M3 ■ r¥	437,641	441,283
5.50%, 12/28/35, Series 2005-D, Class AF4 r	750,000	591,893
5.70%, 2/28/41, Series 2006-A, Class 1A5	1,088,391	1,116,222
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2, 5.24%, 5/25/36 r	397,643	371,146
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	619,015
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.32%, 2/25/37 r	138,089	131,831
Renaissance Home Equity Loan Trust, Series 2005-4, Class A6, 5.75%, 2/25/36	860,453	676,879
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 6.03%, 2/25/29	433,001	380,441

		6,839,265

Manufactured Housing — 5.7%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	20,009	20,340
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	354,177	376,715
Mid-State Trust,
5.75%, 1/15/40, Series 2005-1, Class A	1,148,916	1,215,490
5.25%, 12/15/45, Series 2010-1, Class M ■	683,497	705,979
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	480,714	491,046
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2	658,095	730,296
5.73%, 11/15/35, Series 2004-B, Class M1 r	279,695	297,514
5.99%, 1/15/37, Series 2005-B, Class M1	742,667	788,952

		4,626,332

Other ■ — 3.9%
321 Henderson Receivables LLC,

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAI R VALUE ¶
6.15%, 10/15/48, Series 2007-3A, Class A	$643,926	$726,828
9.31%, 7/15/61, Series 2010-1A, Class B	495,000	609,960
6.77%, 10/17/61, Series 2012-2A, Class B	500,000	516,617
7.14%, 2/15/67, Series 2012-1A, Class B	500,000	535,109
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 4.94%, 10/15/45	750,000	761,250

		3,149,764

Total Asset-Backed Securities (Cost: $13,763,845)		14,615,361

Investment Grade Corporate Bonds — 5.0%
Basic Industry — 0.7%
Alcoa, 5.40%, 4/15/21	350,000	369,580
Cliffs Natural Resources, 4.80%, 10/1/20	200,000	196,080

		565,660

Energy — 0.3%
Southwestern Energy, 4.10%, 3/15/22 ■	250,000	270,098

Finance — 3.1%
Bank of America, 5.00%, 5/13/21	500,000	573,414
Citigroup, 4.50%, 1/14/22	500,000	562,514
Goldman Sachs Group, 6.00%, 6/15/20	500,000	592,773
Morgan Stanley, 5.50%, 7/28/21	500,000	571,788
VTB Bank, 6.88%, 5/29/18 ■	200,000	218,748

		2,519,237

Insurance — 0.3%
Lincoln National, 6.05%, 4/20/67 r	250,000	246,250

Real Estate — 0.6%
HRPT Properties Trust—REIT, 6.25%, 8/15/16	400,000	438,619

Total Investment Grade Corporate Bonds (Cost: $3,587,579) 4,039,864
Preferred Stocks — 1.9%
Banking — 0.5%
Bank of America, Series 5	19,000	421,230

Finance — 0.9%
Bank of America, Series L	200	222,750
First Niagara Financial Group, Series B	8,000	236,751
Goldman Sachs Group, Series A	13,000	267,150

		726,651

Real Estate Investment Trusts — 0.5%
iStar Financial, Series G	1,000	20,440
LaSalle Hotel Properties, Series H	5,000	128,437
Northstar Realty Finance, Series A	4,000	99,440
Northstar Realty Finance, Series B	5,863	138,244

		386,561

Total Preferred Stocks (Cost: $1,338,054)		1,534,442

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

DESCRIPTION	SHARES	FAIR VALUE ¶
Closed-End Funds — 0.7%
Blackrock Credit Allocation Income Trust IV	$32,000	$453,120
Pioneer Floating Rate Trust	7,000	93,870

Total Closed-End Funds (Cost: $486,936)		546,990

Short-Term Investment — 2.5%
First American Prime Obligations Fund, Class Z, 0.06% W (Cost: $2,034,531)	2,034,531	2,034,531

Total Investments ▲ — 133.6% (Cost: $106,634,501)		108,373,124

Other Assets and Liabilities, Net — (33.6)%		(27,267,238)

Total Net Assets — 100.0%		$81,105,886

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of November 30, 2012, the fund held no internally fair valued securities.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On November 30, 2012, the total fair value of these investments was $26,599,549 or 32.8% of total net assets.
r	Variable Rate Security—The rate shown is the net coupon rate in effect as of November 30, 2012.
a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2012, securities valued at $9,779,356 were pledged as collateral for the following outstanding reverse repurchase agreements:

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,448,000	11/14/12	0.40%	12/11/12	$1,218	(1)
2,765,128	11/15/12	0.52%	12/15/12	639	(2)

$9,213,128				$1,857

*	Interest rate as of November 30, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $84,786 par

Federal National Mortgage Association, 6.00%, 12/1/13, $26,833 par

Federal National Mortgage Association, 7.00%, 7/1/17, $79,065 par

Federal National Mortgage Association, 5.00%, 11/1/18, $137,174 par

Federal National Mortgage Association, 5.00%, 2/1/21, $199,177 par

Federal National Mortgage Association, 6.00%, 5/1/29, $139,943 par

Federal National Mortgage Association, 7.00%, 9/1/31, $79,756 par

Federal National Mortgage Association, 5.50%, 6/1/33, $107,766 par

Federal National Mortgage Association, 6.00%, 1/1/34, $322,133 par

Federal National Mortgage Association, 5.50%, 2/1/34, $391,259 par

Federal National Mortgage Association, 6.00%, 3/1/34, $281,203 par

Federal National Mortgage Association, 6.00%, 1/1/35, $323,191 par

Federal National Mortgage Association, 5.00%, 7/1/35, $356,975 par

Federal National Mortgage Association, 5.50%, 3/1/36, $242,195 par

Federal National Mortgage Association, 6.00%, 6/1/36, $711,244 par

Federal National Mortgage Association, 5.50%, 4/1/37, $567,129 par

Federal National Mortgage Association, 5.00%, 6/1/37, $643,353 par

Federal National Mortgage Association, 5.50%, 6/1/38, $575,694 par

Government National Mortgage Association, 1.63%, 12/20/22, $137,710 par

Government National Mortgage Association, 5.50%, 8/15/33, $536,291 par

Government National Mortgage Association, 6.00%, 7/15/34, $285,716 par

(2)	Barclays:

Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $339,549 par

Federal National Mortgage Association, 5.00%, 2/1/19, $236,731 par

Federal National Mortgage Association, 5.50%, 4/1/21, $132,979 par

Federal National Mortgage Association, 6.50%, 6/1/32, $116,305 par

Federal National Mortgage Association, 2.25%, 10/1/32, $172,280 par

Federal National Mortgage Association, 5.50%, 11/1/33, $444,453 par

Federal National Mortgage Association, 6.00%, 11/1/33, $154,039 par

Federal National Mortgage Association, 5.50%, 12/1/33, $244,435 par

Federal National Mortgage Association, 6.50%, 6/1/34, $351,731 par

Federal National Mortgage Association, 5.50%, 3/1/35, $431,343 par

«	Security purchased on a when-issued basis. On November 30, 2012, the total cost of investments purchased on a when-issued basis was $19,532,379 or 24.1% of total net assets.
¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2012, the fair value of these investments was $7,139,284 or 8.8% of total net assets.
♦	Security is currently in default with regards to scheduled interest and/or principal payments.
W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2012.
▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $106,634,501. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,716,269
Gross unrealized depreciation	(5,977,646)

Net unrealized appreciation	$1,738,623

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

REIT—Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	March 2013	3	$(661,359)	$(191)
U.S. Treasury 5 Year Note Futures	March 2013	80	(9,977,500)	(15,805)
U.S. Treasury 10 Year Note Futures	March 2013	37	(4,944,703)	(11,330)
U.S. Treasury Long Bond Futures	March 2013	16	(2,401,000)	2,198

				$(25,128)

As of November 30, 2012, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Value
Asset Derivatives
Interest Rate Contracts	$2,198

Liability Derivatives
Interest Rate Contracts	(27,326)

Balance as of November 30, 2012	$(25,128)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$22,035,719	$260,000	$22,295,719
U.S. Government Agency Mortgage-Backed Securities	—	29,391,792	—	29,391,792
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	14,907,937	1,194,165	16,102,102
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	864,861	—	864,861
Commercial Mortgage-Backed Securities	—	16,947,462	—	16,947,462
Asset-Backed Securities	—	14,615,361	—	14,615,361
Investment Grade Corporate Bonds	—	4,039,864	—	4,039,864
Preferred Stocks	1,044,542	222,750	267,150	1,534,442
Closed-End Funds	546,990	—	—	546,990
Short-Term Investment	2,034,531	—	—	2,034,531

Total Investments	$3,626,063	$103,025,746	$1,721,315	$108,373,124

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

As of November 30, 2012, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(25,128)	$—	$—	$(25,128)

Total Other Financial Instruments	$(25,128)	$—	$—	$(25,128)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2012	$433,239	$437,529	$257,790	$1,128,558
Accrued discounts/premiums	68	41	—	109
Realized gain (loss)	12,754	(3)	—	12,751
Net change in unrealized appreciation or depreciation	(1,296)	6,734	9,360	14,798
Purchases	—	749,864	—	749,864
Sales	(184,765)	—	—	(184,765)

Balance as of November 30, 2012	$260,000	$1,194,165	$267,150	$1,721,315

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2012	$7,629	$6,734	$9,360	$23,723

During the period ended November 30, 2012, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

Debt obligations

High Yield Corporate Bonds, U.S. Government Agency Mortgage-Backed Securities, Collateralized Mortgage Obligation – Private Mortgage-Backed Securities, Collateralized Mortgage Obligation – U.S. Agency Mortgage—Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and Investment Grade Corporate Bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When the price provided by a pricing service is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Preferred Stocks

When the price provided by a pricing service for a preferred stock is based on a sole broker quote, the value is categorized as Level 3 by the fund.

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Schedule of Investments | November 30, 2012 (unaudited)
American Income Fund (MRF)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Investments
High Yield Corporate Bonds	$260,000	Broker Quote	N/A	N/A
Collateralized Mortgage
Obligation —Private
Mortgage-Backed Securities	1,194,165	Broker Quote	N/A	N/A
Preferred Stocks	267,150	Broker Quote	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures established a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

AMERICAN INCOME FUND | 2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: January 28, 2013